RELATED-PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended												0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 General partner	Dec. 31, 2012 General partner	Dec. 31, 2011 General partner	Dec. 31, 2013 Equipower	Dec. 31, 2012 Equipower	Dec. 31, 2011 Equipower	Dec. 31, 2013 IPS Engineering/EPC	Dec. 31, 2013 Sponsors	Dec. 31, 2012 Sponsors	Oct. 27, 2011 Notes Payable Sponsors	Jul. 31, 2012 Notes Payable Sponsors	May 31, 2012 Notes Payable Sponsors	Dec. 31, 2013 Notes Payable Sponsors	Jul. 31, 2012 Revolving credit facility	May 31, 2012 Revolving credit facility	Dec. 31, 2013 Operation and maintenance expense allocation General partner	Dec. 31, 2013 General and administrative expense allocation General partner
RELATED-PARTY TRANSACTIONS
Due to affiliate	$ 653,000	$ 0		$ 653,000	$ 0
Due from affiliate	0	774,000		0	774,000
General and administrative expense allocation				3,914,000	1,200,000	0													4,500,000	2,500,000
Payments for electricity management consulting services							199,000	204,000	11,000	200,000
Notes													200,000,000.0
Interest rate (as a percent)													8.00%
Additional borrowings																	50,000,000	163,000,000
Prepayment of notes														49,200,000	160,000,000
Interest paid in kind	0	5,426,000	2,025,000													6,300,000
Interest expense capitalized related to costs incurred on capital projects under construction																900,000
Transaction expenses receivable												1,300,000
Reimbursements received for transaction expenses											300,000
Write-off of transaction expense receivable											$ 1,000,000